Annual Fund Operating Expenses	Nov. 18, 2025
21Shares 2x Long Dogecoin ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 18, 2026
21Shares 2x Long Dogecoin ETF | 21Shares 2x Long Dogecoin ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	1.89%
21Shares 2x Long Sui ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 18, 2026
21Shares 2x Long Sui ETF | 21Shares 2x Long Sui ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3],[4]
Expenses (as a percentage of Assets)	1.89%

[1]	Estimated for the current fiscal year. “Other Expenses” does not include fees, if any, paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. Such fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, would be embedded in the returns of any swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.
[2]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.89% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through November 18, 2026. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[3]	Estimated for the current fiscal year. “Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.
[4]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.89% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through November 18, 2026. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.